Risk and uncertainties	12 Months Ended
Mar. 31, 2025
Risks and Uncertainties [Abstract]
Risk and uncertainties
3
4
. Risk and uncertainties
The Bank continues to monitor the developments in the ongoing war between Russia and Ukraine (which has entered its third year), the geo-political
conflict between Israel and Hamas and recently with Iran, and the added tensions in the immediate region consequent to the terrorist attack on tourists in Pahalgam in Jammu and Kashmir, which complicates the geopolitical landscape. The tariff announcements by the United States in February 2025 and the retaliatory tariffs by China have led to increased uncertainty in the world markets. The Bank seeks to manage the associated impacts on its customers and business.